SEWARD & KISSEL LLP
                              1200 G Street, N.W.
                              Washington, DC 20005

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com

                                                  March 31, 2011


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re: AllianceBernstein Variable Products Series Fund, Inc. -AllianceBernstein Dynamic Asset Allocation Portfolio
                 File Nos. 33-18647 and 811-5398
                -----------------------------------------------------------


Dear Sir or Madam:

      Attached herewith please find Post-Effective Amendment No. 53 under the Securities Act of 1933 (the "1933 Act") and Amendment No. 54 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Dynamic Asset Allocation Portfolio (the "Amendment"). The Amendment is filed pursuant to paragraph (b) of Rule 485 under the 1933 Act and is marked to show changes in accordance with Rule 310 of Regulation S-T.

      Please call me at the above-referenced number if you have any questions regarding the attached.

                                              Sincerely,


                                              /s/ Young Seo
                                              --------------
                                                  Young Seo

Attachment



SK 00250 0209 1179812